Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Financial Information of the Parent Company (Parentheticals) (Details) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares [Member]
Schedule of Unaudited Interim Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)		109,382,000	9,382,000
Ordinary shares, shares outstanding (in Shares)		109,382,000	9,382,000
Class A Ordinary Shares [Member] | Parent [Member]
Schedule of Unaudited Interim Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	[1]	109,382,000	9,382,000
Ordinary shares, shares outstanding (in Shares)	[1]	109,382,000	9,382,000
Class B Ordinary Shares [Member]
Schedule of Unaudited Interim Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)		7,668,000	7,668,000
Ordinary shares, shares outstanding (in Shares)		7,668,000	7,668,000
Class B Ordinary Shares [Member] | Parent [Member]
Schedule of Unaudited Interim Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	[1]	7,668,000	7,668,000
Ordinary shares, shares outstanding (in Shares)	[1]	7,668,000	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.